Segment Information - Summary of Revenue by Timing of Recognition (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Schedule of Revenue by Timing of Recognition [Line Items]
Revenues	$ 611.6	$ 478.2	$ 440.1
Point in time [Member]
Schedule of Revenue by Timing of Recognition [Line Items]
Revenues	456.6	337.3	331.1
Over time [Member]
Schedule of Revenue by Timing of Recognition [Line Items]
Revenues	$ 155.0	$ 140.9	$ 109.0